Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets:
Available for sale debt securities, fair value	$ 198,998	$ 205,985
Mortgage servicing rights, fair value	2,762	3,036
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Available for sale debt securities, fair value	0	1,003
Mortgage servicing rights, fair value	0	0
Other Observable Inputs (Level 2)
Assets:
Available for sale debt securities, fair value	198,998	204,982
Mortgage servicing rights, fair value	0	0
Significant Unobservable Inputs (Level 3)
Assets:
Available for sale debt securities, fair value	0	0
Mortgage servicing rights, fair value	2,762	3,036
Recurring
Assets:
Assets, Total	201,760	209,021
Recurring | U.S. Treasury
Assets:
Available for sale debt securities, fair value		1,003
Recurring | Government sponsored enterprises
Assets:
Available for sale debt securities, fair value	57,099	60,616
Recurring | Asset-backed securities
Assets:
Available for sale debt securities, fair value	106,462	110,373
Recurring | Obligations of states and political subdivisions
Assets:
Available for sale debt securities, fair value	35,437	33,993
Recurring | Mortgage servicing rights
Assets:
Mortgage servicing rights, fair value	2,762	3,036
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Assets, Total	0	1,003
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. Treasury
Assets:
Available for sale debt securities, fair value		1,003
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Government sponsored enterprises
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Asset-backed securities
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Obligations of states and political subdivisions
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Mortgage servicing rights
Assets:
Mortgage servicing rights, fair value	0	0
Recurring | Other Observable Inputs (Level 2)
Assets:
Assets, Total	198,998	204,982
Recurring | Other Observable Inputs (Level 2) | U.S. Treasury
Assets:
Available for sale debt securities, fair value		0
Recurring | Other Observable Inputs (Level 2) | Government sponsored enterprises
Assets:
Available for sale debt securities, fair value	57,099	60,616
Recurring | Other Observable Inputs (Level 2) | Asset-backed securities
Assets:
Available for sale debt securities, fair value	106,462	110,373
Recurring | Other Observable Inputs (Level 2) | Obligations of states and political subdivisions
Assets:
Available for sale debt securities, fair value	35,437	33,993
Recurring | Other Observable Inputs (Level 2) | Mortgage servicing rights
Assets:
Mortgage servicing rights, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3)
Assets:
Assets, Total	2,762	3,036
Recurring | Significant Unobservable Inputs (Level 3) | U.S. Treasury
Assets:
Available for sale debt securities, fair value		0
Recurring | Significant Unobservable Inputs (Level 3) | Government sponsored enterprises
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Asset-backed securities
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Obligations of states and political subdivisions
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Mortgage servicing rights
Assets:
Mortgage servicing rights, fair value	$ 2,762	$ 3,036